                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-4577

                      (Investment Company Act File Number)

                        Federated Income Securities Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                          (412) 288-1900 (Registrant's
                                Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 10/31/05
                                    --------

               Date of Reporting Period: Six months ended 4/30/05
                            ------------------------

Item 1.           Reports to Stockholders

Federated
World-Class Investment Manager

Federated Muni and Stock Advantage Fund

A Portfolio of Federated Income Securities Trust

2ND SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2005

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	4/30/2005		10/31/2004	[1]	8/31/2004	[2]
Net Asset Value, Beginning of Period	$10.69		$10.53		$10.00
Income From Investment Operations:
Net investment income	0.20		0.06		0.41	[3]
Net realized and unrealized gain on investments, foreign currency transactions, and future contracts	0.29		0.16		0.47
TOTAL FROM INVESTMENT OPERATIONS	0.49		0.22		0.88
Less Distributions:
Distributions from net investment income	(0.19)		(0.06)		(0.35)
Net Asset Value, End of Period	$10.99		$10.69		$10.53
Total Return [4]	4.62%		2.13%		8.92%

Ratios to Average Net Assets:
Expenses	0.63	% [5]	0.55	% [5]	0.31	% [5]
Net investment income	3.88	% [5]	3.48	% [5]	4.30	% [5]
Expense waiver/reimbursement [6]	0.86	% [5]	1.23	% [5]	1.45	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$197,430		$140,170		$122,672
Portfolio turnover	4%		17%		39%

1 The Fund changed its fiscal year end from August 31 to October 31.

2 For the period from September 26, 2003 (start of performance) to August 31, 2004.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	4/30/2005		10/31/2004	[1]	8/31/2004	[2]
Net Asset Value, Beginning of Period	$10.69		$10.53		$10.00
Income From Investment Operations:
Net investment income	0.15		0.04		0.32	[3]
Net realized and unrealized gain on investments, foreign currency transactions, and future contracts	0.29		0.17		0.47
TOTAL FROM INVESTMENT OPERATIONS	0.44		0.21		0.79
Less Distributions:
Distributions from net investment income	(0.14)		(0.05)		(0.26)
Net Asset Value, End of Period	$10.99		$10.69		$10.53
Total Return [4]	4.10%		1.97%		7.99%

Ratios to Average Net Assets:
Expenses	1.63	% [5]	1.55	% [5]	1.31	% [5]
Net investment income	2.87	% [5]	2.48	% [5]	3.27	% [5]
Expense waiver/reimbursement [6]	0.61	% [5]	0.98	% [5]	1.20	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$44,409		$34,834		$31,700
Portfolio turnover	4%		17%		39%

1 The Fund changed its fiscal year end from August 31 to October 31.

2 For the period from September 26, 2003 (start of performance) to August 31, 2004.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	4/30/2005		10/31/2004	[1]	8/31/2004	[2]
Net Asset Value, Beginning of Period	$10.68		$10.52		$10.00
Income From Investment Operations:
Net investment income	0.15		0.04		0.32	[3]
Net realized and unrealized gain on investments, foreign currency transactions, and future contracts	0.30		0.17		0.46
TOTAL FROM INVESTMENT OPERATIONS	0.45		0.21		0.78
Less Distributions:
Distributions from net investment income	(0.14)		(0.05)		(0.26)
Net Asset Value, End of Period	$10.99		$10.68		$10.52
Total Return [4]	4.20%		1.97%		7.90%

Ratios to Average Net Assets:
Expenses	1.63	% [5]	1.55	% [5]	1.31	% [5]
Net investment income	2.88	% [5]	2.48	% [5]	3.28	% [5]
Expense waiver/reimbursement [6]	0.61	% [5]	0.98	% [5]	1.20	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$57,943		$42,816		$38,500
Portfolio turnover	4%		17%		39%

1 The Fund changed its fiscal year end from August 31 to October 31.

2 For the period from September 26, 2003 (start of performance) to August 31, 2004.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period	[1]
Actual:
Class A Shares	$1,000	$1,046.20	$3.20
Class B Shares	$1,000	$1,041.00	$8.25
Class C Shares	$1,000	$1,042.00	$8.25
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.67	$3.16
Class B Shares	$1,000	$1,016.71	$8.15
Class C Shares	$1,000	$1,016.71	$8.15

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	0.63%
Class B Shares	1.63%
Class C Shares	1.63%

Portfolio of Investments Summary Tables

At April 30, 2005, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Investments [2]
Tax-Exempt, Fixed Income Securities	58.6%
Equity Securities	34.9%
Cash Equivalents [3]	6.5%
TOTAL	100.0%

At April 30, 2005, the Fund's credit-quality ratings composition 4 for its tax-exempt, fixed-income security and tax-exempt, variable-rate demand instrument investments was as follows:

S&P Long-Term Ratings as Percentage of Total Tax-Exempt Investments [2]		Moody's Long-Term Ratings as Percentage of Total Tax-Exempt Investments [2]
AAA	27.5%	Aaa	35.7%
AA	5.8%	Aa	7.3%
A	16.7%	A	14.4%
BBB	19.6%	Baa	17.5%
BB	0.9%	Ba	0.8%
B	0.3%	B	0.3%
Not rated by S&P	29.2%	Not rated by Moody's	24.0%
TOTAL	100.0%	TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Cash Equivalents includes investments in municipal variable rate demand instruments.

4 These tables depicts the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investor Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated Securities that have been prerefunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the long-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's tax-exempt, fixed-income security and tax-exempt variable-rate demand instrument investments, 8.28% do not have long-term ratings by either of these NRSROs.

At April 30, 2005, the Fund's sector composition 5 for its equity securities investments was as follows:

Sector	Percentage of Equity Holdings
Financials	28.8%
Consumer Discretionary	12.9%
Consumer Staples	10.9%
Utilities	10.5%
Telecommunication Services	9.1%
Energy	8.8%
Industrials	7.5%
Healthcare	5.7%
Materials	5.3%
Information Technology	0.5%
TOTAL	100.0%

5 Sector classifications are based upon, and individual securities assigned to, the classification of the Global Industry Classification system except that the adviser assigns an index classification to securities not classified by the Global Industry Classification System and to securities for which the adviser does not have access to the classification made by the Global Industry Classification System.

Portfolio of Investments

April 30, 2005 (unaudited)

Shares			Credit Rating	Value
		COMMON STOCKS--34.5%
		Consumer Discretionary--4.5%
27,100		Delphi Corp.		$89,430
5,500		Dow Jones & Co.		183,920
5,700		Electrolux AB, ADR, Class B		230,708
29,800		General Motors Corp.		795,064
3,500		Knight-Ridder, Inc.		226,450
15,800		La-Z Boy Chair Co.		187,072
84,500		Limited, Inc.		1,832,805
37,500		Mattel, Inc.		676,875
50,200		May Department Stores Co.		1,761,016
59,800		McDonald's Corp.		1,752,738
99,300		Newell Rubbermaid, Inc.		2,157,789
22,300		Nissan Motor Co. Ltd., ADR		438,195
119,100		Pearson PLC, ADR		1,458,975
11,500		Regal Entertainment Group		233,335
8,200		Superior Industries International, Inc.		166,706
25,700		Tupperware Corp.		542,270
11,800		Valeo SA, ADR		257,822
30,200		Visteon Corp.		105,700
3,600		Whirlpool Corp.		223,416
		TOTAL		13,320,286
		Consumer Staples--3.8%
58,800		Albertsons, Inc.		1,163,652
62,700		Altria Group, Inc.		4,074,873
31,200		Coca-Cola Co.		1,355,328
9,700		Colgate-Palmolive Co.		482,963
11,100		Kimberly-Clark Corp.		693,195
82,800		Loews Corp. - Carolina Group		2,608,200
25,500		Unilever PLC, ADR		978,180
		TOTAL		11,356,391
Shares			Credit Rating	Value
		COMMON STOCKS--continued
		Energy--3.0%
16,800		BP PLC, ADR		$1,023,120
27,400		ChevronTexaco Corp.		1,424,800
8,100		ENI SPA, ADR		1,016,226
17,400		Kinder Morgan, Inc.		1,330,404
6,100		Norsk Hydro A.S., ADR		478,301
48,100		Royal Dutch Petroleum Co., ADR		2,801,825
9,100		Total SA, ADR, Class B		1,009,281
		TOTAL		9,083,957
		Financials--9.9%
11,700		Ace, Ltd.		502,632
22,700		BB&T Corp.		890,067
30,900		Bank of America Corp.		1,391,736
114,800		Bank of New York Co., Inc.		3,207,512
6,200		Capital Federal Financial		210,490
80,100		Citigroup, Inc.		3,761,496
13,300		Federal Home Loan Mortgage Corp.		818,216
13,700		Federal National Mortgage Association		739,115
28,000		Jefferson-Pilot Corp.		1,405,880
42,900		J.P. Morgan Chase & Co.		1,522,521
53,900		Lloyds TSB Group PLC, ADR		1,873,025
34,500		MBNA Corp.		681,375
5,000		Marsh & McLennan Cos., Inc.		140,150
23,300		Mellon Financial Corp.		645,177
43,800		Morgan Stanley		2,304,756
24,800		Nationwide Financial Services, Inc., Class A		878,664
48,100		New York Community Bancorp, Inc.		851,370
18,600		Regions Financial Corp.		622,914
66,400		Sun Life Financial Services of Canada		2,066,368
15,000		UBS AG - U.S. issue		1,204,500
45,900		U.S. Bancorp		1,280,610
7,950		Washington Mutual, Inc.		328,494
27,000		Wells Fargo & Co.		1,618,380
12,400		XL Capital Ltd.		871,720
		TOTAL		29,817,168
Shares			Credit Rating	Value
		COMMON STOCKS--continued
		Healthcare--2.0%
23,300		Abbott Laboratories		$1,145,428
7,000		Baxter International, Inc.		259,700
37,600		Bristol-Myers Squibb Co.		977,600
30,700		GlaxoSmithKline PLC, ADR		1,551,885
35,100		Pfizer, Inc.		953,667
22,600		Wyeth		1,015,644
		TOTAL		5,903,924
		Industrials--2.6%
75,500		BAE Systems PLC, ADR		1,472,250
105,300		General Electric Co.		3,811,860
12,800		Lockheed Martin Corp.		780,160
23,000		Quebecor World, Inc.		508,760
18,100		TNT NV, ADR		493,949
3,600		Union Pacific Corp.		230,148
7,990		Waste Management, Inc.		227,635
7,000		York International Corp.		273,910
		TOTAL		7,798,672
		Information Technology--0.2%
11,100		Hewlett-Packard Co.		227,217
15,000		Nokia Oyj, ADR, Class A		239,700
		TOTAL		466,917
		Materials--1.8%
8,100		Air Products & Chemicals, Inc.		475,713
6,100		Bowater, Inc.		198,189
19,600		Ciba Specialty Chemical AG, ADR		617,400
26,950		Du Pont (E.I.) de Nemours & Co.		1,269,615
17,400		Hanson PLC, ADR		800,748
118		Kronos Worldwide, Inc.		3,994
11,300		NL Industries, Inc.		181,704
20,300		Southern Peru Copper Corp.		1,038,142
43,500		UPM - Kymmene OY, ADR		873,480
		TOTAL		5,458,985
Shares or Principal Amount			Credit Rating	Value
		COMMON STOCKS--continued
		Telecommunication Services--3.1%
41,500		AT&T Corp.		$793,895
20,600		BCE, Inc.		495,636
52,500		BellSouth Corp.		1,390,725
21,100		Magyar Tavkozlesi Rt (Matav), ADR		464,200
73,800		SBC Communications, Inc.		1,756,440
46,800		TDC A/S, ADR		1,010,412
6,300		Telefonos de Mexico, Class L, ADR		213,570
88,100		Telstra Corp. Ltd., ADR		1,673,900
15,100		Verizon Communications		540,580
40,700		Vodafone Group PLC, ADR		1,063,898
		TOTAL		9,403,256
		Utilities--3.6%
31,000		DPL, Inc.		788,640
37,600		Duke Energy Corp.		1,097,544
52,800		Edison International		1,916,640
22,300		Enel SPA, ADR		1,064,825
7,800		Energias de Portugal SA, ADR		212,394
12,100		Equitable Resources, Inc.		697,444
43,700		Exelon Corp.		2,163,150
25,600		ONEOK, Inc.		738,816
16,100		Progress Energy, Inc.		676,039
57,800		Scottish & Southern Energy PLC, ADR		1,034,921
20,200		United Utilities PLC, ADR		497,728
		TOTAL		10,888,141
		TOTAL COMMON STOCKS (IDENTIFIED COST $98,228,662)		103,497,697
		MUNICIPAL BONDS--58.0%
		Alabama--1.2%
$1,000,000		Alabama State Board of Education, (John C. Calhoun Community College), Revenue Bonds (Series 2002A), 5.250%, (FGIC INS), 5/1/2023	AAA/Aaa	1,097,830
1,000,000		Mobile, AL Water & Sewer Commissioners, Water & Sewer Revenue Bonds, 5.250%, (FGIC INS), 1/1/2020	AAA/Aaa	1,080,410
1,370,000		Montgomery, AL BMC Special Care Facilities Finance Authority, (Baptist Health), Revenue Refunding Bonds (Series 2004-C), 5.125%, 11/15/2024	BBB/Baa1	1,392,715
		TOTAL		3,570,955
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Alaska--0.7%
1,000,000		Alaska Municipal Bond Bank, Revenue Bonds (Series 2003E), 5.250%, (MBIA Insurance Corp. INS), 12/1/2022	AAA/Aaa	$1,103,530
1,000,000		Alaska Municipal Bond Bank, Revenue Bonds, 5.250%, (MBIA Insurance Corp. INS), 12/1/2022	AAA/Aaa	1,079,580
		TOTAL		2,183,110
		Arizona--1.0%
2,000,000		Maricopa County, AZ Unified School District No. 210, UT GO School Improvement Bonds (Series A), 5.000%, (FSA INS), 7/1/2020	AAA/Aaa	2,157,760
850,000		Tempe, AZ IDA, (Friendship Village of Tempe), Senior Living Refunding Revenue Bonds (Series 2004A), 5.375%, 12/1/2013	NR	865,938
		TOTAL		3,023,698
		Arkansas--0.7%
1,000,000		Independence County, AR, (Entergy Arkansas, Inc.), PCR Refunding Bonds (Series 2005), 5.000%, 1/1/2021	A-/Baa1	1,016,780
1,000,000		University of Arkansas, Revenue Bonds (Series 2004B), 5.000%, (MBIA Insurance Corp. INS), 11/1/2026	NR/Aaa	1,060,960
		TOTAL		2,077,740
		California--4.8%
2,000,000		California Educational Facilities Authority, (California College of the Arts), Revenue Bonds (Series 2005), 5.000%, 6/1/2035	BBB-/Baa3	2,001,800
570,000		California Health Facilities Financing Authority, (Catholic Healthcare West), Health Facility Revenue Bonds (Series 2004I), 4.95%, 7/1/2026, Mandatory Tender 7/1/2014	A-/Baa1	598,910
315,000		California State, UT GO Bonds, 5.250%, 2/1/2019	A/A3	341,800
150,000		California State, UT GO Bonds, 5.250%, 2/1/2020	A/A3	162,921
1,500,000		California State, Various Purpose UT GO Bonds, 5.125%, 11/1/2024	A/A3	1,590,120
250,000		California State, Various Purpose UT GO Bonds, 5.250%, 11/1/2018	A/A3	272,380
1,500,000		California State, Various Purpose UT GO Bonds, 5.500%, 4/1/2030	A/A3	1,639,725
800,000		California State, Various Purpose UT GO Bonds, 5.500%, 11/1/2033	A/A3	869,264
900,000		California State, Various Purpose UT GO Bonds, 5.000%, 11/1/2021	A/A3	953,361
300,000		California State, Various Purpose UT GO Bonds, 5.250%, 11/1/2019	A/A3	326,562
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		California--continued
$695,000		Central Unified School District, CA, UT GO Bonds (Series 2004A), 5.500%, (FGIC INS), 7/1/2023	AAA/Aaa	$786,601
860,000		Glendale, CA Unified School District, UT GO Bonds (Series 2003F), 5.000%, (MBIA Insurance Corp. INS), 9/1/2023	AAA/Aaa	921,180
1,000,000		Golden State Tobacco Securitization Corp., CA, (California State), Tobacco Settlement Enhanced Asset Backed Revenue Bonds (Series 2003B), 5.375%, 6/1/2028	A-/Baa1	1,049,790
1,000,000		Trustees of the California State University, Revenue Bonds (Series A), 5.125%, (AMBAC INS), 11/1/2026	AAA/Aaa	1,058,030
1,545,000		Yucaipa Valley Water District, CA, Water System Revenue Certificates of Participation (Series 2004A), 5.250%, (MBIA Insurance Corp. INS), 9/1/2023	NR/Aaa	1,680,991
		TOTAL		14,253,435
		Colorado--4.3%
1,250,000		Colorado Educational & Cultural Facilities Authority, (Colorado University Lab), Revenue Bonds, 5.250%, (XL Capital Assurance Inc. INS), 6/1/2024	AAA/Aaa	1,342,987
1,500,000		Colorado Educational & Cultural Facilities Authority, (Peak to Peak Charter School Project), Refunding Revenue Bonds, 5.250%, (XL Capital Assurance Inc. INS), 8/15/2019	AAA/Aaa	1,629,210
760,000		Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health Facilities Revenue Bonds (Series 2004A), 5.250%, 6/1/2034	A-/A3	780,634
2,000,000		Colorado Health Facilities Authority, (Poudre Valley Health Care, Inc.), Hospital Revenue Bonds (Series 2005F), 5.000%, 3/1/2025	BBB+/Baa2	2,022,040
1,250,000		Conservatory Metropolitan District, CO, LT GO Bonds, 6.750%, 12/1/2034	NR	1,279,800
900,000		Denver, CO Convention Center Hotel Authority, Revenue Bonds (Series A), 5.000%, (XL Capital Assurance Inc. INS), 12/1/2021	AAA/Aaa	952,830
1,000,000		Denver, CO Health & Hospital Authority, Revenue Bonds, 6.250%, 12/1/2033	BBB/Baa3	1,081,180
1,750,000		Eagle Bend, CO Metropolitan District No. 2, Refunding & Improvement LT GO Bonds, 5.250%, (Radian Asset Assurance INS), 12/1/2023	AA/NR	1,860,513
2,000,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005A), 6.250%, 12/1/2035	NR	2,009,380
		TOTAL		12,958,574
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Delaware--0.1%
$200,000		Delaware Health Facilities Authority, (Beebe Medical Center), Refunding Revenue Bonds (Series 2004A), 5.500%, 6/1/2024	BBB/Baa1	$209,980
		Florida--2.8%
900,000		Broward County, FL Educational Facilities Authority, (Nova Southeastern University), Educational Facilities Revenue Bonds (Series 2004B), 5.600%, 4/1/2029	BBB/Baa2	943,200
100,000		Concorde Estates, FL Community Development District, Revenue Bonds (Series 2004B), 5.000%, 5/1/2011	NR	100,644
500,000		Highlands County, FL Health Facilities Authority, (Adventist Health System), Hospital Revenue Bonds (Series 2002B), 5.250%, 11/15/2023	A/A2	525,550
1,220,000		Live Oak, FL Community Development District No. 002, Special Assessment Revenue Bonds (Series 2004B), 5.000%, 11/1/2009	NR	1,234,652
750,000		Miami Beach, FL Health Facilities Authority, (Mt. Sinai Medical Center, FL), Hospital Revenue Bonds (Series 2001A), 6.700%, 11/15/2019	BB+/Ba2	818,895
500,000		Miami, FL Health Facilities Authority, (Catholic Health East), Health System Revenue Bonds (Series 2003B), 5.125%, 11/15/2024	A/A2	514,625
600,000		Miami, FL Health Facilities Authority, (Catholic Health East), Health System Revenue Bonds (Series 2003C), 5.250%, 11/15/2033	A/A2	617,670
400,000		Midtown Miami, FL Community Development District, Special Assessment Bonds (Series 2004A), 6.000%, 5/1/2024	NR	415,636
485,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.000%, 5/1/2020	NR	498,022
1,515,000		South Bay, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005B-2), 5.375%, 5/1/2013	NR	1,532,271
1,130,000		St. Johns County, FL IDA, (Presbyterian Retirement Communities), First Mortgage Revenue Bonds (Series 2004A), 5.850%, 8/1/2024	NR	1,224,400
		TOTAL		8,425,565
		Georgia--0.5%
485,000		Athens, GA Housing Authority, (University of Georgia-East Campus), Lease Revenue Bonds, 5.250%, (AMBAC INS), 12/1/2023	NR/Aaa	520,778
300,000		Floyd County, GA Development Authority, (Temple-Inland, Inc.), Environmental Revenue Bonds, 5.700%, 12/1/2015	NR/Baa3	320,439
750,000		Fulton County, GA Residential Care Facilties, (Canterbury Court), Revenue Bonds (Series 2004A), 6.125%, 2/15/2026	NR	757,642
		TOTAL		1,598,859
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Illinois--2.9%
$3,000,000		Chicago, IL O'Hare International Airport, 3rd Lien Refunding Revenue Bonds (Series 2004A), 5.000%, (MBIA Insurance Corp. INS), 1/1/2026	AAA/Aaa	$3,131,970
2,185,000		Chicago, IL O'Hare International Airport, 3rd Lien Refunding Revenue Bonds (Series 2004A), 5.000%, (MBIA Insurance Corp. INS), 1/1/2027	AAA/Aaa	2,282,866
1,500,000		Chicago, IL Park District, LT GO Bonds (Series 2004A), 5.000%, (AMBAC INS), 1/1/2025	AAA/Aaa	1,577,070
1,000,000		Chicago, IL Park District, LT GO Bonds (Series 2004A), 5.000%, (AMBAC INS), 1/1/2026	AAA/Aaa	1,045,970
500,000		Illinois Educational Facilities Authority, (Educational Advancement Fund-University Center), Student Housing Revenue Bonds, 6.250%, 5/1/2034	NR/Baa2	517,015
		TOTAL		8,554,891
		Indiana--0.3%
700,000		Indiana Health Facility Financing Authority, (Community Foundation of Northwest Indiana), Hospital Revenue Bonds (Series 2004A), 6.250%, 3/1/2025	BBB-/NR	760,249
		Iowa--0.2%
500,000		Scott County, IA, (Ridgecrest Village), Revenue Refunding Bonds (Series 2004), 5.625%, 11/15/2018	NR	514,525
		Kentucky--0.2%
500,000		Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), Revenue Bonds (Series 2000A), 6.625%, 10/1/2028	NR	548,835
		Louisiana--0.7%
1,000,000		Opelousas, LA General Hospital Authority, (Opelousas General Health System), Revenue Bonds, 5.300%, 10/1/2018	BBB+/NR	1,025,980
1,000,000		Saint John the Baptist Parish, LA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.350%, 12/1/2013	BBB+/Baa1	1,057,480
		TOTAL		2,083,460
		Maryland--0.1%
355,000		Maryland State Health & Higher Educational Facilities Authority, (MedStar Health, Inc.), Refunding Revenue Bonds (Series 2004), 5.750%, 8/15/2016	BBB/Baa1	389,027
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Massachusetts--1.2%
$235,000		Massachusetts HEFA, (Milford-Whitinsville Hospital), Revenue Bonds (Series 1998C), 5.750%, 7/15/2013	BBB-/Baa3	$245,761
2,000,000		Massachusetts HEFA, (Milford-Whitinsville Hospital), Revenue Bonds (Series 2002D), 6.350%, 7/15/2032	BBB-/Baa3	2,101,880
1,000,000		Massachusetts HEFA, (Northern Berkshire Health System), Revenue Bonds (Series 2004A), 6.375%, 7/1/2034	BB/NR	1,006,640
		TOTAL		3,354,281
		Michigan--2.4%
1,100,000		Cornell Township MI, Economic Development Corp., (MeadWestvaco Corp.), Refunding Revenue Bonds, 5.875%, 5/1/2018	BBB/Baa2	1,209,065
1,905,000		Delta County, MI Economic Development Corp., (MeadWestvaco Corp.), Environmental Improvement Revenue Refunding Bonds (Series A), 6.250%, 4/15/2027	BBB/Baa2	2,141,011
120,000		Dickinson County, MI Economic Development Corp., (International Paper Co.), Environmental Improvement Revenue Refunding Bonds (Series 2002A), 5.750%, 6/1/2016	BBB/Baa2	129,239
300,000		Gaylord, MI Hospital Finance Authority, (Otsego Memorial Hospital Obligated Group), Hospital Revenue Refunding Bonds (Series 2004), 6.500%, 1/1/2037	NR	301,869
1,000,000		Kent Hospital Finance Authority, MI, (Metropolitan Hospital), Revenue Bonds (Series 2005A), 6.250%, 7/1/2040	BBB/NR	1,094,540
1,000,000		Michigan State Hospital Finance Authority, (Oakwood Obligated Group), Revenue Bonds, 5.500%, 11/1/2013	A/A2	1,105,880
1,000,000		Riverview, MI Community School District, Refunding UT GO Bonds, 5.000%, (Q-SBLF GTD), 5/1/2021	AA/Aa2	1,064,950
		TOTAL		7,046,554
		Minnesota--0.2%
500,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (HealthPartners Obligated Group), Health Care Facility Revenue Bonds (Series 2003), 6.000%, 12/1/2019	BBB+/Baa1	549,405
		Mississippi--0.8%
560,000		Lowndes County, MS Solid Waste Disposal, (Weyerhaeuser Co.), PCR Refunding Bonds (Project A), 6.800%, 4/1/2022	BBB/Baa2	678,927
750,000		Mississippi Business Finance Corp., (System Energy Resources, Inc.), PCR Bonds, 5.875%, 4/1/2022	BBB-/Ba1	759,413
900,000		Mississippi Hospital Equipment & Facilities Authority, (Southwest Mississippi Regional Medical Center), Refunding & Improvement Revenue Bonds, 5.750%, 4/1/2023	BBB+/NR	941,805
		TOTAL		2,380,145
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Missouri--0.5%
$1,500,000		Missouri Development Finance Board, (Branson, MO), Infrastructure Facilities Bonds, (Series A), 5.250%, 12/1/2019	BBB+/Baa1	$1,573,965
		Nevada--1.5%
250,000		Clark County, NV Improvement District, (Special Improvement District No. 142 (Mountain's Edge)), Limited Obligation Improvement Bonds (Series 2003), 5.800%, 8/1/2015	NR	257,820
1,300,000	[1]	Director of the State of Nevada Department of Business and Industry, (Las Ventanas Retirement Community), Revenue Bonds (Series 2004A), 7.000%, 11/15/2034	NR	1,347,125
250,000		Henderson, NV, (The Falls at Lake Las Vegas), Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.100%, 3/1/2022	NR	249,563
600,000		Henderson, NV, (The Falls at Lake Las Vegas), Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.125%, 3/1/2025	NR	597,006
655,000		Las Vegas Valley, NV Water District, Refunding LT GO Bonds (Series 2003B), 5.000%, (MBIA Insurance Corp. INS), 6/1/2027	AAA/Aaa	682,975
1,200,000		Las Vegas, NV Special Improvement District No. 607, Local Improvement Special Assessment Bonds (Series 2004), 6.250%, 6/1/2024	NR	1,236,360
		TOTAL		4,370,849
		New Jersey--2.3%
1,000,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Revenue Bonds, (Series 2004), 5.750%, 6/15/2029	BBB/Baa2	1,072,920
1,000,000		New Jersey EDA, (New Jersey State), School Facilities Construction Revenue Bonds (Series 2004I), 5.250%, 9/1/2028	A+/A1	1,070,790
1,000,000		New Jersey EDA, (Winchester Gardens at Ward Homestead), First Mortgage Refunding Revenue Bonds (Series 2004A), 4.800%, 11/1/2013	NR	991,190
300,000		New Jersey EDA, (Winchester Gardens at Ward Homestead), Revenue Refunding Bonds (Series A), 5.750%, 11/1/2024	NR	313,740
3,050,000		Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 7.000%, 6/1/2041	BBB/Baa3	3,298,758
		TOTAL		6,747,398
		New Mexico--0.2%
500,000	[1]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.500%, 9/1/2023	NR	536,765
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		New York--4.8%
$500,000		Dutchess County, NY IDA, (St. Francis Hospital and Health Centers), Civic Facility Revenue Bonds (Series 2004B), 7.500%, 3/1/2029	NR	$518,780
200,000		Long Island Power Authority, NY, Electric System Revenue Bonds (Series C), 5.000%, 9/1/2022	A-/A3	210,070
2,500,000	[1]	New York City, NY IDA, (7 World Trade Center, LLC), Liberty Revenue Bonds (Series A), 6.500%, 3/1/2035	NR	2,557,350
1,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (Series 2003 C), 5.250%, (AMBAC INS), 8/1/2022	AAA/Aaa	1,086,510
500,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (Series 2003 B), 5.250%, 8/1/2020	AAA/Aa1	549,445
1,565,000		New York City, NY, UT GO Bonds (Fiscal 2003 Series A), 5.250%, 8/1/2017	A/A1	1,689,308
1,500,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series C), 5.250%, 8/15/2024	A/A1	1,608,735
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series D), 5.000%, 11/1/2025	A/A1	1,046,590
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series H), 5.000%, 8/1/2019	A/A1	1,058,800
50,000		New York City, NY, UT GO Bonds (Series 2003C), 5.000%, 9/15/2022	A/A1	52,384
350,000		New York City, NY, UT GO Bonds (Series 2003D), 5.250%, 10/15/2020	A/A1	376,065
375,000		New York City, NY, UT GO Bonds (Series 2003J), 5.500%, 6/1/2023	A/A1	406,920
800,000		New York City, NY, UT GO Bonds (Series 2004I), 5.000%, 8/1/2019	A/A1	847,040
200,000		New York State Dormitory Authority, (New York City, NY), Court Facilities Revenue Bonds (Series 2003A), 5.375%, 5/15/2021	A/A2	216,110
500,000		Tobacco Settlement Financing Corp., NY, (New York State), Asset-Backed Revenue Bonds (Series 2003A-1), 5.500%, 6/1/2018	AA-/A2	556,145
900,000		Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1), 5.500%, 6/1/2018	AA-/A2	996,327
500,000		Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1), 5.500%, 6/1/2022	AA-/A2	546,140
		TOTAL		14,322,719
		North Carolina--0.3%
1,000,000		North Carolina Medical Care Commission, (Arc of North Carolina Projects), Health Care Housing Revenue Bonds (Series 2004A), 5.800%, 10/1/2034	NR/Baa1	1,013,840
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Ohio--3.4%
$1,230,000		Akron, Bath & Copley, OH Joint Township, (Summa Health System), Hospital District Revenue Bonds (Series 2004A), 5.125%, (Radian Asset Assurance INS), 11/15/2024	NR/Aa3	$1,285,202
1,000,000		Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.250%, (FSA INS), 12/1/2022	AAA/Aaa	1,097,450
1,800,000		Franklin County, OH Health Care Facilities, (Ohio Presbyterian Retirement Services), Improvement Revenue Bonds (Series 2005A), 5.125%, 7/1/2035	BBB/NR	1,809,234
500,000		Franklin County, OH Health Care Facilities, (Ohio Presbyterian Retirement Services), Revenue Refunding Bonds, 5.500%, 7/1/2021	BBB/NR	513,410
500,000		Ohio State Higher Educational Facilities Commission, (Baldwin-Wallace College), Revenue Bonds, 5.500%, 12/1/2021	A-/NR	537,520
1,010,000		Ohio State Higher Educational Facilities Commission, (Baldwin-Wallace College), Revenue Bonds, 5.500%, 12/1/2022	A-/NR	1,081,114
540,000		Parma, OH, (Parma Community General Hospital Association), Hospital Improvement and Refunding Revenue Bonds, 5.375%, 11/1/2029	A-/NR	553,986
100,000		Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021	NR/Baa2	114,603
375,000		Toledo-Lucas County, OH Port Authority, (Crocker Park Public Improvement Project), Special Assessment Revenue Bonds, 5.250%, 12/1/2023	NR	389,970
2,705,000		University of Cincinnati, OH, General Receipts Revenue Bonds (Series 2004D), 5.000%, (AMBAC INS), 6/1/2025	AAA/Aaa	2,866,164
		TOTAL		10,248,653
		Oklahoma--0.2%
515,000		Oklahoma State Industries Authority, (Oklahoma Med Resh Foundation), Revenue Bonds, 5.250%, (AMBAC INS), 2/1/2021	NR/Aaa	551,050
		Pennsylvania--5.4%
450,000		Allegheny County Redevelopment Authority, (Pittsburgh Mills), Revenue Bonds, 5.600%, 7/1/2023	NR	471,019
500,000		Allegheny County, PA HDA, (Catholic Health East), Revenue Bonds, 5.375%, 11/15/2022	A/A2	518,485
500,000		Allegheny County, PA HDA, (West Penn Allegheny Health System), Health System Revenue Bonds (Series 2000B), 9.250%, 11/15/2030	B/B1	590,930
300,000		Allegheny County, PA Higher Education Building Authority, (Chatham College), Revenue Bonds (Series 2002B), 5.250%, 11/15/2016	BBB/NR	306,648
500,000		Allegheny County, PA IDA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.500%, 12/1/2029	BBB+/Baa1	517,985
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$600,000		Allegheny County, PA IDA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.600%, 9/1/2030	BBB+/Baa1	$625,962
500,000		Allegheny County, PA IDA, Revenue Bonds (Series 2002B), 5.000%, (MBIA Insurance Corp. INS), 11/1/2022	AAA/Aaa	533,145
433,000		Crawford County, PA Hospital Authority, (Wesbury United Methodist Community Obligated Group), Senior Living Facilities Revenue Bonds, 5.900%, 8/15/2009	NR	439,793
250,000		Delaware County, PA Authority, (Neumann College), College Revenue Refunding Bonds (Series 1998A), 5.375%, 10/1/2018	BBB-/NR	257,017
1,000,000		Lancaster County, PA Hospital Authority, (Lancaster General Hospital), Revenue Bonds, 5.500%, 3/15/2026	A/NR	1,051,640
1,000,000		Lehigh County, PA General Purpose Authority, (St. Lukes Hospital of Bethlehem), Hospital Revenue Bonds, 5.375%, 8/15/2033	BBB/Baa2	1,019,680
1,000,000		Montgomery County, PA IDA, (Adult Communities Total Services, Inc.), Retirement Community Revenue Refunding Bonds (Series 1996A), 5.875%, 11/15/2022	BBB+/NR	1,038,250
500,000		Montgomery County, PA IDA, (Whitemarsh Continuing Care Retirement Community), Fixed Rate Mortgage Revenue Bonds (Series 2005), 6.250%, 2/1/2035	NR	513,940
250,000		Pennsylvania State Higher Education Facilities Authority, (Dickinson College), Revenue Bonds (Series 2003AA1), 5.000%, (Radian Asset Assurance INS), 11/1/2026	AA/NR	259,290
1,000,000		Pennsylvania State Higher Education Facilities Authority, (LaSalle University), Revenue Bonds, 5.250%, 5/1/2023	BBB/NR	1,036,680
500,000		Pennsylvania State Higher Education Facilities Authority, (Messiah College), Revenue Bonds (Series AA), 5.500%, (Radian Asset Assurance INS), 11/1/2022	AA/NR	541,995
500,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Health System Revenue Bonds (Series A), 6.250%, 1/15/2018	A+/NR	563,475
1,000,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds (Series 2001A), 6.000%, 1/15/2022	A+/NR	1,107,770
500,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds, (Series A), 6.000%, 1/15/2031	A+/NR	550,200
250,000		Pennsylvania State Higher Education Facilities Authority, (Ursinus College), Revenue Bonds, 5.250%, (Radian Asset Assurance INS), 1/1/2027	AA/NR	264,790
2,500,000		Philadelphia, PA Redevelopment Authority, Neighborhood Transformation Revenue Bonds (Series 2005C), 5.000%, (FGIC INS), 4/15/2029	AAA/Aaa	2,614,550
1,500,000		St. Mary Hospital Authority, PA, (Catholic Health East), Health System Revenue Bonds (Series 2004B), 5.375%, 11/15/2034	A/A2	1,561,650
		TOTAL		16,384,894
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		South Carolina--3.2%
$1,445,000		Lexington County, SC Health Services District, Inc., (Lexington Medical Center), Refunding & Improvement Hospital Revenue Bonds, 5.750%, 11/1/2028	A/A2	$1,547,537
2,000,000		Medical University of South Carolina Hospital Authority, (Medical University of South Carolina), FHA INS Refunding Revenue Bonds (Series 2004A), 5.000%, (MBIA Insurance Corp. INS), 8/15/2031	AAA/Aaa	2,087,500
1,745,000		Myrtle Beach, SC, Hospitality Fee Revenue Bonds (Series 2004A), 5.375%, (FGIC INS), 6/1/2020	AAA/Aaa	1,925,712
2,015,000		South Carolina Education Facilities Authority, (Benedict College), Revenue Bonds, 5.625%, (Radian Asset Assurance INS), 7/1/2031	AA/Aa3	2,196,088
275,000		South Carolina Jobs-EDA, (Bon Secours Health System), Economic Development Revenue Bonds, (Series 2002A), 5.500%, 11/15/2023	A-/A3	287,678
1,555,000		South Carolina Jobs-EDA, (Bon Secours Health System), Health System Revenue Bonds (Series A), 5.625%, 11/15/2030	A-/A3	1,635,969
		TOTAL		9,680,484
		Tennessee--0.3%
1,000,000		Knox County, TN Health Education & Housing Facilities Board, (Baptist Health System of East Tennessee), Hospital Facilities Revenue Bonds, 6.500%, 4/15/2031	NR/Baa3	1,037,780
		Texas--4.4%
1,000,000		Canyon, TX Independent School District, Refunding & Improvement UT GO Bonds (Series 2002A), 5.375%, (PSFG INS), 2/15/2024	AAA/NR	1,100,370
2,655,000		Dallas, TX Independent School District, Refunding Building UT GO Bonds (Series 2004A), 5.000%, (PSFG INS), 8/15/2029	AAA/Aaa	2,782,519
1,000,000		Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2004A), 7.125%, 9/1/2034	NR	1,073,590
1,835,000		Galveston County, TX, LT GO Bonds (Series 2003C), 5.250%, (AMBAC INS), 2/1/2021	NR/Aaa	2,003,159
1,000,000		Harris County, TX, Refunding Sr. Lien Toll Road Revenue Bonds, 5.000%, (FGIC INS), 8/15/2027	AAA/Aaa	1,051,150
500,000		Houston, TX Water & Sewer System, Jr. Lien Refunding Revenue Bonds (Series 2002A), (FSA INS/US Treasury PRF 12/1/2012 @ 100) 5.000%, 12/1/2020	AAA/Aaa	552,820
1,000,000		Lower Colorado River Authority, TX, Transmission Contract Refunding Revenue Bonds (Series 2003C), 5.250%, (AMBAC INS), 5/15/2018	AAA/Aaa	1,093,150
200,000		Matagorda County, TX Navigation District Number One, (Centerpoint Energy Houston Electric), Collateralized Refunding Revenue Bonds, 5.600%, 3/1/2027	BBB/Baa2	208,700
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Texas--continued
$500,000		North Central Texas HFDC, (Children's Medical Center of Dallas), Hospital Revenue Refunding Bonds (Series 2002), 5.250%, (AMBAC INS), 8/15/2022	AAA/Aaa	$537,005
1,250,000		North Central Texas HFDC, (Northwest Senior Housing Corp. Edgemere Project), Retirement Facility Revenue Bonds (Series 1999), 7.500%, 11/15/2029	NR	1,353,063
750,000		Port of Corpus Christi, TX IDC, (Valero Energy Corp.), Revenue Refunding Bonds (Series C), 5.400%, 4/1/2018	BBB-/Baa3	770,483
250,000		Sabine River Authority, TX, (TXU Energy), PCR Refunding Bonds (Series 2003B), 6.150%, 8/1/2022	BBB/Baa2	275,025
500,000		Sabine River Authority, TX, (TXU Energy), Refunding PCR Bonds (Series 2003A), 5.800%, 7/1/2022	BBB/Baa2	537,285
		TOTAL		13,338,319
		Utah--1.2%
1,840,000		Mountain Regional Water Special Service District, UT, Refunding Revenue Bonds, 5.000%, (MBIA Insurance Corp. INS), 12/15/2026	AAA/Aaa	1,936,269
1,475,000		Utah State Board of Regents, (Utah State University), Revenue Bonds, 5.250%, (MBIA Insurance Corp. INS), 4/1/2020	AAA/NR	1,611,821
		TOTAL		3,548,090
		Virginia--1.1%
2,000,000		Chesapeake, VA Hospital Authority, (Chesapeake General Hospital), Hospital Facilty Refunding Revenue Bonds (Series 2004A), 5.250%, 7/1/2018	NR/A3	2,106,200
1,170,000		Virginia Peninsula Port Authority, (Brinks Co. (The)), Coal Terminal Revenue Refunding Bonds (Series 2003), 6.000%, 4/1/2033	BBB/Baa3	1,263,577
		TOTAL		3,369,777
		Washington--2.3%
1,160,000		Energy Northwest, WA, Wind Project Revenue Bonds, 5.000%, (AMBAC INS), 7/1/2023	AAA/Aaa	1,213,604
900,000		Pierce County, WA School District No. 010, UT GO Bonds, 5.000%, (FGIC INS), 12/1/2020	AAA/Aaa	969,048
350,000		Seattle, WA Municipal Light & Power, Improvement & Refunding Revenue Bonds, 5.125%, (FSA INS), 3/1/2021	AAA/Aaa	372,554
350,000		Seattle, WA Municipal Light & Power, Refunding Revenue Bonds, 5.250%, (FSA INS), 11/1/2018	AAA/Aaa	385,788
500,000		Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), Refunding Revenue Bonds, 6.000%, 12/1/2018	NR/Baa3	538,010
500,000		Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), Revenue Bonds (Series 2005), 5.500%, 12/1/2030	NR/Baa3	514,370
1,000,000		Skagit County, WA Public Hospital District No. 1, UT GO Bonds, 5.500%, (MBIA Insurance Corp. INS), 12/1/2023	NR/Aaa	1,111,050
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Washington--continued
$820,000		Tacoma, WA Water, Refunding Revenue Bonds, 5.000%, (FSA INS), 12/1/2023	AAA/Aaa	$875,637
500,000		Tacoma, WA Water, Refunding Revenue Bonds, 5.000%, (FSA INS), 12/1/2022	AAA/Aaa	535,890
500,000		Vancouver, WA Downtown Redevelopment Authority, (Conference Center Project), Senior Revenue Bonds (Series 2003A), 5.250%, (American Capital Access INS), 1/1/2028	A/NR	512,565
		TOTAL		7,028,516
		West Virginia--0.4%
1,000,000		West Virginia State Hospital Finance Authority, (Camden Clark Memorial Hospital), Hospital Revenue & Improvement Refunding Bonds (Series 2004A), 5.250%, (FSA INS), 2/15/2019	AAA/Aaa	1,087,290
		Wisconsin--1.4%
160,000		Wisconsin State HEFA, (Beaver Dam Community Hospitals, Inc.), Revenue Bonds (Series 2004A), 6.750%, 8/15/2034	NR	165,067
160,000		Wisconsin State HEFA, (Blood Center of Southeastern Wisconsin, Inc.), Revenue Bonds (Series 2004), 5.750%, 6/1/2034	BBB+/NR	168,099
1,000,000		Wisconsin State HEFA, (Fort Healthcare, Inc.), Revenue Bonds (Series 2004), 6.100%, 5/1/2034	BBB+/NR	1,065,620
250,000		Wisconsin State HEFA, (Southwest Health Center), Revenue Bonds (Series 2004A), 6.250%, 4/1/2034	NR	246,628
2,500,000		Wisconsin State Transportation, Refunding Revenue Bonds (Series 2005A), 5.000%, (FSA INS), 7/1/2025	AAA/Aaa	2,659,775
		TOTAL		4,305,189
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $167,389,322)		173,628,866
		SHORT-TERM MUNICIPALS--6.4%
		Massachusetts--0.3%
1,000,000		Commonwealth of Massachusetts, (Series 2000A), (Landesbank-Baden Wuerttemberg LIQ), 12/1/2030	AA/NR	1,000,000
		Ohio--2.4%
7,085,000		Hamilton County, OH Hospital Facilities Authority, (Drake Center, Inc.), (Series 1999A), (U.S. Bank, N.A. LOC), 6/1/2019	NR/Aa1	7,085,000
Principal Amount			Credit Rating	Value
		SHORT-TERM MUNICIPALS--continued
		Pennsylvania--0.7%
$500,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Children's Hospital of Philadelphia), (Series 2002-B), (J.P. Morgan Chase Bank, N.A. LIQ)/(WestB AG (Guaranteed) LIQ), 7/1/2025	AA/Aa2	$500,000
1,500,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Children's Hospital of Philadelphia), (Series 2005A), (Fleet National Bank LIQ), 2/15/2021	AA/Aa2	1,500,000
		TOTAL		2,000,000
		Tennessee--3.0%
2,155,000		Sevier County, TN Public Building Authority, (Mt. Juliet, TN), (Series IV-J-2), (AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 6/1/2023	NR/Aaa	2,155,000
2,000,000		Sevier County, TN Public Building Authority, (Pigeon Forge, TN), (Series IV-E-1), (AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 6/1/2030	NR/Aaa	2,000,000
5,000,000		Sevier County, TN Public Building Authority, (Union City, TN), (Series IV-E-3), (AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 6/1/2024	NR/Aaa	5,000,000
		TOTAL		9,155,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)		19,240,000
		TOTAL INVESTMENTS--98.9% (IDENTIFIED COST $284,857,984) [2]		296,366,563
		OTHER ASSETS AND LIABILITIES - NET--1.1%		3,415,358
		TOTAL NET ASSETS--100%		$299,781,921

At April 30, 2005, the Fund holds no securities that are subject to federal alternative minimum tax (AMT).

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2005, these securities amounted to $4,441,240 which represents 1.5% of total net assets.

2 The cost of investments for federal tax purposes amounts to $284,857,110.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDC	--Industrial Development Corporation
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
Q-SBLF	--Qualified State Bond Loan Fund
UT	--Unlimited Tax

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:
Total investments in securities, at value (identified cost $284,857,984)		$296,366,563
Cash		1,135
Income receivable		3,403,837
Receivable for investments sold		30,000
Receivable for shares sold		3,599,788
TOTAL ASSETS		303,401,323
Liabilities:
Payable for investments purchased	$3,355,898
Payable for shares redeemed	107,600
Payable for distribution services fee (Note 5)	60,949
Payable for shareholder services fee (Note 5)	20,193
Accrued expenses	74,762
TOTAL LIABILITIES		3,619,402
Net assets for 27,273,576 shares outstanding		$299,781,921
Net Assets Consist of:
Paid-in capital		$288,017,098
Net unrealized appreciation of investments		11,508,579
Accumulated net realized loss on investments, foreign currency transactions, and futures contracts		(484,234)
Undistributed net investment income		740,478
TOTAL NET ASSETS		$299,781,921
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($197,429,814 ÷ 17,960,673 shares outstanding), no par value, unlimited shares authorized		$10.99
Offering price per share (100/94.50 of $10.99) [1]		$11.63
Redemption proceeds per share		$10.99
Class B Shares:
Net asset value per share ($44,409,452 ÷ 4,040,997) shares outstanding), no par value, unlimited shares authorized		$10.99
Offering price per share		$10.99
Redemption proceeds per share (94.50/100 of $10.99) [1]		$10.39
Class C Shares:
Net asset value per share ($57,942,655 ÷ 5,271,906 shares outstanding), no par value, unlimited shares authorized		$10.99
Offering price per share (100/99.00 of $10.99) [1]		$11.10
Redemption proceeds per share (99.00/100 of $10.99) [1]		$10.88

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2005 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $70,839)			$1,959,703
Interest			3,799,851
TOTAL INCOME			5,759,554
Expenses:
Investment adviser fee (Note 5)		$1,276,518
Administrative personnel and services fee (Note 5)		114,055
Custodian fees		5,739
Transfer and dividend disbursing agent fees and expenses		69,103
Directors'/Trustees' fees		1,452
Auditing fees		10,558
Legal fees		3,437
Portfolio accounting fees		52,670
Distribution services fee--Class B Shares (Note 5)		147,527
Distribution services fee--Class C Shares (Note 5)		186,325
Shareholder services fee--Class A Shares (Note 5)		207,846
Shareholder services fee--Class B Shares (Note 5)		49,176
Shareholder services fee--Class C Shares (Note 5)		61,984
Share registration costs		38,446
Printing and postage		8,489
Insurance premiums		3,911
Miscellaneous		2,093
TOTAL EXPENSES		2,239,329
Waivers and Expense Reduction (Note 5):
Waiver of investment adviser fee	$(753,261)
Waiver of administrative personnel and services fee	(15,338)
Waiver of shareholder services fee--Class A Shares	(207,846)
Fees paid indirectly from directed brokerage arrangements	(7,341)
TOTAL WAIVERS AND EXPENSE REDUCTION		(983,786)
Net expenses			1,255,543
Net investment income			4,504,011
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, and Futures Contracts:
Net realized loss on investments and foreign currency transactions			(60,729)
Net realized gain on futures contracts			50,786
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			5,608,627
Net change in unrealized appreciation of futures contracts			54,624
Net realized and unrealized gain on investments, foreign currency transactions, and futures contracts			5,653,308
Change in net assets resulting from operations			$10,157,319

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2005	Period Ended 10/31/2004 [1]	Period Ended 8/31/2004 [2]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,504,011	$1,066,959	$4,095,100
Net realized gain (loss) on investments, foreign currency transactions, and futures contracts	(9,943)	126,153	(600,196)
Net change in unrealized appreciation/depreciation of investments, foreign currency translation, and futures contracts	5,663,251	3,051,567	2,793,761
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,157,319	4,244,679	6,288,665
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,988,279)	(804,960)	(2,435,547)
Class B Shares	(505,445)	(148,027)	(544,851)
Class C Shares	(639,230)	(183,327)	(676,174)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,132,954)	(1,136,314)	(3,656,572)
Share Transactions:
Proceeds from sale of shares	92,451,170	23,263,845	199,990,864
Net asset value of shares issued to shareholders in payment of distributions declared	3,235,181	867,126	2,631,649
Cost of shares redeemed	(19,748,881)	(2,290,568)	(12,383,288)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	75,937,470	21,840,403	190,239,225
Change in net assets	81,961,835	24,948,768	192,871,318
Net Assets:
Beginning of period	217,820,086	192,871,318	--
End of period (including undistributed net investment income of $740,478, $369,421 and $438,021, respectively)	$299,781,921	$217,820,086	$192,871,318

1 The Fund changed its fiscal year end from August 31 to October 31.

2 For the period from September 26, 2003 (start of performance) to August 31, 2004.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Muni and Stock Advantage Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The Fund changed its fiscal year end from August 31 to October 31. The investment objective of the Fund is to provide tax-advantaged income, with a secondary objective of capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended April 30, 2005, the Fund had net realized gains on future contracts of $50,786.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2005		Period Ended 10/31/2004 [1]		Period Ended 8/31/2004 [2]
Class A Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,915,094	$65,163,155	1,538,245	$16,322,950	12,216,873	$127,011,349
Shares issued to shareholders in payment of distributions declared	229,282	2,519,081	62,810	664,512	185,778	1,935,513
Shares redeemed	(1,297,911)	(14,260,947)	(139,475)	(1,480,199)	(750,023)	(7,820,583)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	4,846,465	$53,421,289	1,461,580	$15,507,263	11,652,628	$121,126,279

	Six Months Ended 4/30/2005		Period Ended 10/31/2004 [1]		Period Ended 8/31/2004 [2]
Class B Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	964,811	$10,609,284	275,860	$2,925,904	3,182,977	$32,924,200
Shares issued to shareholders in payment of distributions declared	31,724	348,552	9,321	98,620	32,411	337,874
Shares redeemed	(215,342)	(2,362,179)	(37,158)	(393,769)	(203,607)	(2,112,905)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	781,193	$8,595,657	248,023	$2,630,755	3,011,781	$31,149,169

	Six Months Ended 4/30/2005		Period Ended 10/31/2004 [1]		Period Ended 8/31/2004 [2]
Class C Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,515,469	$16,678,731	378,601	$4,014,991	3,859,351	$40,055,315
Shares issued to shareholders in payment of distributions declared	33,453	367,548	9,829	103,994	34,365	358,262
Shares redeemed	(284,450)	(3,125,755)	(39,262)	(416,600)	(235,450)	(2,449,800)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,264,472	$13,920,524	349,168	$3,702,385	3,658,266	$37,963,777
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	6,892,130	$75,937,470	2,058,771	$21,840,403	18,322,675	$190,239,225

1 The Fund changed its fiscal year end from August 31 to October 31.

2 Reflects operations for the period from September 26, 2003 (start of performance) to August 31, 2004.

4. FEDERAL TAX INFORMATION

At April 30, 2005, the cost of investments for federal tax purposes was $284,857,110. The net unrealized appreciation of investments for federal tax purposes was $11,509,453. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,787,407 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,277,954.

At October 31, 2004, the Fund had a capital loss carryforward of $376,839, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2011	$ 2,982
2012	$373,857

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at their sole discretion.

Certain of the Fund's assets are managed by Federated Investment Management Company, (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A, Class B and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the six months ended April 30, 2005, Class A Shares did not incur a distribution services fee.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSC retained $105,197 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2005, FSC retained $247,307 in sales charges from the sale of Class A Shares. FSC also retained $14,886 of contingent deferred sales charges relating to redemptions of Class A Shares and $2,046 relating to redemptions of Class C Shares. See "What do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSSC did not retain any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $100,576,560 and $86,710,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2005, were as follows:

Purchases	$69,730,440
Sales	$8,773,171

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Muni and Stock Advantage Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C837
Cusip 31420C829
Cusip 31420C811

30216 (4/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.    Code of Ethics

           Not Applicable

Item 3.    Audit Committee Financial Expert

           Not Applicable

Item 4.    Principal Accountant Fees and Services

           Not Applicable

Item 5.    Audit Committee of Listed Registrants

           Not Applicable

Item 6.    Schedule of Investments

           Not Applicable

Item 7.    Disclosure  of Proxy Voting  Policies  and  Procedures  for
           Closed-End Management Investment Companies

           Not Applicable

Item 8.    Portfolio Managers of Closed-End Management Investment Companies

           Not Applicable

Item 9.    Purchases of Equity Securities by Closed-End Management Investment
           Company and Affiliated Purchasers

           Not Applicable

Item 10.   Submission of Matters to a Vote of Security Holders

           Not Applicable

Item 11.   Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.          Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Income Securities Trust

By                /S/ Richard J. Thomas, Principal Financial Officer

Date              June 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /S/ J. Christopher Donahue, Principal Executive Officer

Date              June 22, 2005

By                /S/ Richard J. Thomas, Principal Financial Officer

Date              June 22, 2005